United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/16

Date of Reporting Period: Quarter ended 04/30/16

Item 1. Schedule of Investments

Federated Government Ultrashort Duration Fund
Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—10.1%
	Federal Home Loan Mortgage Corporation ARM—3.5%
$332,552	2.025%, 7/1/2030	$339,821
190,871	2.100%, 5/1/2033	199,573
569,314	2.160%, 3/1/2033	595,820
5,380,816	2.160%, 5/1/2037	5,630,481
1,195,873	2.237%, 8/1/2036	1,258,697
332,403	2.238%, 1/1/2027	341,388
86,752	2.334%, 7/1/2033	91,381
2,402,347	2.353%, 2/1/2036	2,527,243
4,089,475	2.377%, 4/1/2034	4,314,981
5,022,289	2.394%, 5/1/2038	5,319,955
295,278	2.411%, 5/1/2037	311,818
2,379,138	2.443%, 8/1/2037	2,520,967
1,550,958	2.444%, 9/1/2036	1,640,717
448,938	2.452%, 9/1/2025	465,805
	TOTAL	25,558,647
	Federal National Mortgage Association ARM—6.6%
442,464	1.280%, 9/1/2027	449,106
283,230	1.515%, 8/1/2040	285,948
469,814	1.530%, 5/1/2040	474,676
96,123	1.530%, 5/1/2040	97,124
250,054	1.910%, 7/1/2033	257,735
2,051,803	2.030%, 6/1/2038	2,137,712
9,029,194	2.100%, 2/1/2039	9,399,373
869,906	2.164%, 4/1/2024	895,591
2,172,501	2.180%, 1/1/2035	2,269,351
428,809	2.188%, 2/1/2037	448,094
1,981,502	2.210%, 6/1/2036	2,085,802
1,131,318	2.220%, 6/1/2036	1,185,674
4,249,542	2.256%, 1/1/2035	4,467,149
39,350	2.270%, 8/1/2032	41,101
340,377	2.320%, 3/1/2033	356,756
16,159	2.340%, 2/1/2033	17,025
14,775,973	2.341%, 12/1/2035	15,590,587
254,674	2.364%, 5/1/2036	269,255
1,798,927	2.373%, 8/1/2034	1,899,291
2,831,071	2.404%, 9/1/2037	2,996,334
25,663	2.415%, 12/1/2032	27,078
1,528,450	2.419%, 9/1/2035	1,614,158
1,531,943	2.526%, 4/1/2033	1,589,485
	TOTAL	48,854,405
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $73,628,590)	74,413,052
	COLLATERALIZED MORTGAGE OBLIGATIONS—55.1%
	Federal Home Loan Mortgage Corporation REMIC—7.6%
51,584	Series 1146 E, 1.483%, 9/15/2021	52,044
776,370	Series 1534 J, 1.333%, 6/15/2023	785,114

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$715,201	Series 1632 FB, 1.633%, 11/15/2023	$726,820
332,770	Series 2111 MA, 0.933%, 1/15/2029	334,401
340,004	Series 2111 MB, 0.933%, 1/15/2029	341,671
347,238	Series 2111 MC, 0.933%, 1/15/2029	348,940
215,521	Series 2286 FA, 0.833%, 2/15/2031	215,546
275,269	Series 2292 KF, 0.689%, 7/25/2022	274,669
478,362	Series 2296 FC, 0.933%, 6/15/2029	481,169
784,141	Series 2326 FJ, 1.383%, 6/15/2031	795,365
988,491	Series 2344 FP, 1.383%, 8/15/2031	1,002,991
502,155	Series 2367 FG, 1.053%, 6/15/2031	506,711
201,827	Series 2380 FI, 1.033%, 6/15/2031	203,506
1,283,478	Series 2380 FL, 1.033%, 11/15/2031	1,295,229
647,133	Series 2386 FE, 1.133%, 6/15/2031	654,701
263,089	Series 2389 FI, 1.183%, 6/15/2031	266,658
62,332	Series 2395 FT, 0.883%, 12/15/2031	62,429
168,287	Series 2396 FL, 1.033%, 12/15/2031	169,851
796,175	Series 2412 OF, 1.383%, 12/15/2031	806,934
831,130	Series 2418 FO, 1.333%, 2/15/2032	842,337
431,812	Series 242 F29, 0.683%, 11/15/2036	428,801
331,605	Series 244 F22, 0.783%, 12/15/2036	330,294
781,290	Series 244 F30, 0.733%, 12/15/2036	776,571
276,194	Series 2451 FC, 1.433%, 5/15/2031	280,741
22,683	Series 2452 FG, 0.983%, 3/15/2032	22,786
381,229	Series 2460 FE, 1.433%, 6/15/2032	387,332
196,138	Series 2470 FI, 0.833%, 10/15/2026	196,533
280,015	Series 2470 FW, 1.433%, 5/15/2031	284,411
268,100	Series 2470 FX, 1.433%, 5/15/2031	272,309
382,941	Series 2470 GF, 1.433%, 6/15/2032	389,072
188,556	Series 2471 FS, 0.933%, 2/15/2032	189,313
878,035	Series 2475 FL, 1.433%, 2/15/2032	892,340
585,357	Series 2476 FC, 1.433%, 2/15/2032	594,893
349,451	Series 2477 FD, 0.833%, 7/15/2032	349,218
595,976	Series 2479 FA, 0.833%, 8/15/2032	597,041
205,673	Series 2481 FC, 1.433%, 5/15/2031	208,286
38,615	Series 2488 WF, 0.833%, 8/15/2017	38,649
464,693	Series 2493 F, 0.833%, 9/15/2029	464,880
594,005	Series 2495 F, 0.833%, 9/15/2032	595,342
396,284	Series 2498 HF, 1.433%, 6/15/2032	402,628
201,339	Series 2504 FP, 0.933%, 3/15/2032	202,163
773,101	Series 2526 FC, 0.833%, 11/15/2032	773,031
689,269	Series 2530 FK, 0.833%, 6/15/2029	690,801
1,062,793	Series 2551 FD, 0.833%, 1/15/2033	1,063,062
176,652	Series 2571 FB, 0.783%, 2/15/2018	176,871
799,230	Series 2571 FK, 0.933%, 9/15/2023	803,383
205,835	Series 2610 FD, 0.933%, 12/15/2032	206,407
3,090,170	Series 2631 FC, 0.833%, 6/15/2033	3,089,939
751,919	Series 2671 F, 0.883%, 9/15/2033	752,868
1,125,442	Series 2684 FV, 1.333%, 10/15/2033	1,138,848
3,397,968	Series 2711 FD, 0.933%, 4/15/2018	3,405,091
3,358,805	Series 2750 FG, 0.833%, 2/15/2034	3,363,849

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$6,696,158	Series 2750 FH, 0.933%, 2/15/2034	$6,724,240
535,611	Series 2758 FH, 0.783%, 3/15/2019	536,720
628,196	Series 2763 FB, 0.783%, 4/15/2032	630,040
774,250	Series 2796 FD, 0.783%, 7/15/2026	774,645
2,105,514	Series 2812 LF, 0.833%, 6/15/2034	2,108,575
891,704	Series 2861 AF, 0.733%, 9/15/2034	892,516
1,386,148	Series 3036 NF, 0.733%, 8/15/2035	1,378,833
291,491	Series 3085 FW, 1.133%, 8/15/2035	293,942
1,628,435	Series 3085 VF, 0.753%, 12/15/2035	1,622,030
1,520,104	Series 3184 JF, 0.833%, 7/15/2036	1,517,445
1,259,821	Series 3191 FE, 0.833%, 7/15/2036	1,258,004
173,514	Series 3300 FA, 0.733%, 8/15/2035	172,503
174,130	Series 3325 NF, 0.733%, 8/15/2035	173,116
2,537,953	Series 3380 FP, 0.783%, 11/15/2036	2,526,955
1,799,444	Series 3542 NF, 1.183%, 7/15/2036	1,815,202
	TOTAL	55,959,605
	Federal National Mortgage Association REMIC—14.6%
411,055	Series 1993-165 FE, 1.589%, 9/25/2023	417,111
216,107	Series 1993-62 FA, 1.870%, 4/25/2023	222,101
265,572	Series 1998-22 FA, 0.836%, 4/18/2028	264,960
83,099	Series 2000-34 F, 0.889%, 10/25/2030	82,777
54,485	Series 2000-37 FA, 0.939%, 11/25/2030	54,343
189	Series 2001-32 F, 0.889%, 7/25/2016	189
194,168	Series 2001-34 FB, 0.736%, 12/18/2028	193,772
94,277	Series 2001-34 FL, 0.939%, 8/25/2031	94,754
847,903	Series 2001-46 F, 0.836%, 9/18/2031	850,020
370,210	Series 2001-53 FX, 0.789%, 10/25/2031	367,432
931,106	Series 2001-56 FG, 0.939%, 10/25/2031	935,194
170,050	Series 2001-61 FM, 0.686%, 10/18/2016	169,598
380,618	Series 2001-68 FD, 0.939%, 12/25/2031	382,817
620,060	Series 2002-17 JF, 1.439%, 4/25/2032	630,063
598,303	Series 2002-34 FC, 1.436%, 12/18/2031	608,103
367,266	Series 2002-37 F, 1.239%, 11/25/2031	370,415
19,102	Series 2002-39 FB, 0.986%, 3/18/2032	19,185
338,470	Series 2002-4 FJ, 0.889%, 2/25/2032	338,908
227,809	Series 2002-41 F, 0.989%, 7/25/2032	229,510
1,830,744	Series 2002-47 NF, 1.439%, 4/25/2032	1,859,835
255,098	Series 2002-52 FD, 0.939%, 9/25/2032	255,647
398,327	Series 2002-53 FG, 1.539%, 7/25/2032	406,109
1,387,158	Series 2002-58 FD, 1.039%, 8/25/2032	1,396,947
445,192	Series 2002-64 FJ, 1.439%, 4/25/2032	452,374
357,069	Series 2002-74 FV, 0.889%, 11/25/2032	358,315
276,070	Series 2002-75 FD, 1.436%, 11/18/2032	280,502
1,041,693	Series 2002-77 FH, 0.836%, 12/18/2032	1,044,115
448,326	Series 2002-8 FA, 1.186%, 3/18/2032	454,124
176,528	Series 2002-82 FB, 0.939%, 12/25/2032	177,136
704,898	Series 2002-82 FC, 1.439%, 9/25/2032	716,012
377,483	Series 2002-82 FG, 0.889%, 12/25/2032	378,127
1,286,670	Series 2002-89 F, 0.739%, 1/25/2033	1,279,498
404,855	Series 2002-9 FH, 0.939%, 3/25/2032	405,926

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—continued
$281,958	Series 2002-90 FH, 0.939%, 9/25/2032	$282,959
2,759,892	Series 2002-93 FJ, 0.989%, 1/25/2033	2,773,876
553,702	Series 2003-102 FT, 0.839%, 10/25/2033	552,681
1,565,517	Series 2003-107 FD, 0.939%, 11/25/2033	1,568,495
3,783,891	Series 2003-116 HF, 0.989%, 11/25/2033	3,798,773
939,706	Series 2003-117 KF, 0.839%, 8/25/2033	941,592
1,156,569	Series 2003-121 FD, 0.839%, 12/25/2033	1,155,671
353,623	Series 2003-14 FT, 0.939%, 3/25/2033	354,686
731,359	Series 2003-19 FY, 0.839%, 3/25/2033	731,139
302,624	Series 2003-2 FA, 0.939%, 2/25/2033	303,667
515,370	Series 2003-21 TF, 0.889%, 3/25/2033	515,817
430,847	Series 2003-35 FY, 0.839%, 5/25/2018	431,503
1,040,142	Series 2003-66 FA, 0.789%, 7/25/2033	1,036,747
1,031,415	Series 2003-79 FC, 0.889%, 8/25/2033	1,031,805
1,888,530	Series 2004-17 FT, 0.839%, 4/25/2034	1,885,943
2,310,117	Series 2004-2 FW, 0.839%, 2/25/2034	2,311,419
1,723,580	Series 2004-49 FN, 0.839%, 7/25/2034	1,723,934
3,741,040	Series 2004-49 FQ, 0.889%, 7/25/2034	3,749,548
3,114,385	Series 2004-51 FY, 0.819%, 7/25/2034	3,111,062
1,226,222	Series 2004-53 FC, 0.889%, 7/25/2034	1,226,746
915,158	Series 2004-64 FW, 0.889%, 8/25/2034	918,849
1,415,464	Series 2005-104 FA, 0.839%, 12/25/2035	1,412,381
1,416,611	Series 2006-60 FD, 0.869%, 4/25/2035	1,422,702
6,535,802	Series 2006-75 FP, 0.739%, 8/25/2036	6,497,164
1,244,870	Series 2006-79 DF, 0.789%, 8/25/2036	1,240,971
1,942,392	Series 2006-81 FA, 0.789%, 9/25/2036	1,935,728
3,809,493	Series 2006-90 FE, 0.889%, 9/25/2036	3,815,793
2,161,712	Series 2006-98 FB, 0.749%, 10/25/2036	2,149,938
6,232,969	Series 2006-W1 2AF1, 0.659%, 2/25/2046	6,147,670
2,224,590	Series 2008-52 FD, 0.789%, 6/25/2036	2,214,286
35,648,138	Series 2012-116 FA, 0.739%, 10/25/2042	35,308,340
	TOTAL	108,247,804
	Government National Mortgage Association REMIC—31.8%
69,565	Series 1999-40 FE, 0.986%, 11/16/2029	69,604
249,282	Series 1999-43 FA, 0.886%, 11/16/2029	249,529
158,462	Series 2001-21 FB, 0.836%, 1/16/2027	158,665
208,557	Series 2001-22 FG, 0.786%, 5/16/2031	208,620
2,365,914	Series 2002-17 FK, 0.989%, 3/20/2032	2,380,883
546,091	Series 2004-59 FV, 0.689%, 10/20/2033	543,612
2,194,976	Series 2009-96 GF, 0.886%, 4/16/2039	2,203,272
17,235,579	Series 2011-H07 FA, 0.938%, 2/20/2061	17,102,259
27,740,321	Series 2012-H15 FB, 0.938%, 6/20/2062	27,495,116
7,967,534	Series 2012-H18 FA, 0.988%, 8/20/2062	7,913,386
6,775,232	Series 2012-H18 SA, 1.018%, 8/20/2062	6,730,875
14,532,704	Series 2012-H24 FC, 0.838%, 10/20/2062	14,326,100
28,481,941	Series 2012-H25 BF, 0.818%, 9/20/2062	28,112,089
23,953,509	Series 2012-H29 BF, 0.778%, 11/20/2062	23,602,418
20,808,780	Series 2012-H29 CF, 0.778%, 2/20/2062	20,490,726
3,836,403	Series 2012-H30 SA, 0.808%, 12/20/2062	3,769,874
17,420,177	Series 2012-H31 FA, 0.788%, 11/20/2062	17,185,839

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Government National Mortgage Association REMIC—continued
$31,543,254	Series 2015-H02 FA, 1.089%, 1/20/2065	$31,078,550
32,761,113	Series 2015-H06 FB, 1.088%, 2/20/2065	32,276,406
	TOTAL	235,897,823
	Fannie Mae—1.1%
269,993	Series 2009-63 FB, 0.946%, 8/25/2039	269,396
2,010,851	Series 2009-64 FD, 0.946%, 9/25/2038	2,019,724
5,682,097	Series 2009-57 NF, 1.046%, 2/25/2037	5,718,993
	TOTAL	8,008,113
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $413,061,857)	408,113,345
	GOVERNMENT AGENCIES—18.9%
	Federal Farm Credit Bank System Floating Rate Notes—12.3%[1]
5,000,000	0.416%, 7/17/2017	5,000,001
15,000,000	0.426%, 4/17/2017	15,005,785
5,000,000	0.426%, 5/19/2017	4,996,300
5,000,000	0.428%, 9/25/2017	4,994,035
15,000,000	0.457%, 5/04/2016	14,999,794
2,150,000	0.460%, 3/13/2017	2,151,027
5,400,000	0.466%, 10/11/2016	5,401,455
1,700,000	0.478%, 3/24/2017	1,701,226
15,000,000	0.535%, 12/06/2016	15,006,714
7,500,000	0.567%, 12/04/2017	7,509,539
5,000,000	0.576%, 6/16/2017	5,009,603
5,000,000	0.597%, 11/28/2017	5,008,725
4,500,000	0.635%, 7/26/2017	4,505,279
	TOTAL	91,289,483
	Federal Home Loan Bank Notes—2.3%
8,000,000	0.400%, 7/11/2016	7,998,926
1,000,000	0.590%, 11/28/2016	999,378
3,000,000	0.750%, 5/25/2017	3,000,034
5,000,000	0.850%, 4/17/2017	5,000,902
	TOTAL	16,999,240
	Federal Home Loan Bank System Floating Rate Notes—1.3%[1]
10,000,000	0.596%, 08/10/2017	10,008,625
	Federal Home Loan Mortgage Corporation—0.7%
5,000,000	0.750%, 3/9/2017	5,000,211
	Federal Home Loan Mortgage Corporation Floating Rate Notes—1.4%[1]
5,000,000	0.440%, 1/12/2017	5,000,104
5,000,000	0.654%, 3/8/2018	5,001,345
	TOTAL	10,001,449
	Federal National Mortgage Association Discount Notes—0.9%[2]
7,000,000	0.500%, 9/1/2016	6,990,949
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $140,249,228)	140,289,957
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal National Mortgage Association—0.1%
55,806	7.500%, 30 Year, 1/1/2032	67,075
248,649	7.500%, 30 Year, 8/1/2032	300,984
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $323,960)	368,059

Principal Amount		Value
	REPURCHASE AGREEMENTS—16.1%
$19,552,000	Interest in $805,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $805,020,125 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $829,170,729.	$19,552,000
100,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.30%, dated 4/29/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,500,037,500 on 5/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2044 and the market value of those underlying securities was $1,535,231,021.	100,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	119,552,000
	TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $746,815,635)[3]	742,736,413
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(2,010,980)
	TOTAL NET ASSETS—100%	$740,725,433
1	Represents the current interest rate for the floating rate security.
2	Discount rate at time of purchase.
3	At April 30, 2016, the cost of investments for federal tax purposes was $746,815,635. The net unrealized depreciation of investments for federal tax purposes was $4,079,222. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,507,661 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,586,883.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2016